Changes in the Group structure (Tables)	6 Months Ended
Jun. 30, 2018
Marathon Oil Lybia Limited
Major business combinations
Summary of provisional purchase price allocation

($ million)	At the acquisition date
Intangible assets	326
Tangible assets	192
Other assets and liabilities	(91)
Net debt	24
Fair value of consideration transferred	451

Maersk Oil
Major business combinations
Summary of provisional purchase price allocation

($ million)	At the acquisition date
Goodwill	2,628
Intangible assets	4,227
Tangible assets	4,033
Other assets and liabilities	(3,223)
Including provision for site restitution	(2,100)
Including deferred tax	(675)
Net debt	(1,924)
Fair value of consideration transferred	5,741

Lapa and Iara concessions | Transfer of rights in the Lapa and Iara Concessions in Brazil
Major business combinations
Summary of provisional purchase price allocation

($ million)	At the acquisition date
Intangible assets	1,072
Tangible assets	1,662
Other assets and liabilities	(119)
Net debt	(665)
Fair value of consideration transferred	1,950